ORGANIZATION AND NATURE OF BUSINESS	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Shuhai Information Technology Co., Ltd. (the “Company” or “Shuhai”) was incorporated in Beijing, People’s Republic of China (“PRC”), on February 11, 2015. The Company is in the business of network security equipment supplier, micro marketing service provider (“ISP”), Internet access operator and big data integration operator.

Datasea [Member]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Datasea Inc. (the “Company”) was incorporated in the State of Nevada on September 26, 2014 under the name Rose Rock Inc. and changed its name on May 27, 2015 by amending its articles of incorporation.

On October 29, 2015, the Company entered into a share exchange agreement (the “Exchange Agreement”) with the shareholders (the “Shareholders”) of Shuhai Information Skill (HK) Limited (“Shuhai Skill (HK)”), a limited liability company incorporated on May 15, 2015 under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”). Pursuant to the terms of the Exchange Agreement, the Shareholders, who together own 100% of the ownership rights in Shuhai Skill (HK), agreed to transfer all of the issued and outstanding ordinary shares of Shuhai Skill (HK) to the Company in exchange for the issuance of an aggregate of 4,000,000 (20,000,000 after the forward split) shares of Common Stock, thereby causing Shuhai Skill (HK) and its wholly foreign owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC, and Harbin Information Sea Information Technology Co., Ltd., a limited liability company incorporated under the laws of the PRC to become wholly-owned subsidiaries of the Company, and Shuhai Information Technology Co., Ltd., also a limited liability company incorporated under the laws of the PRC (“Shuhai Beijing”), became a variable interest entity of the Company. The transaction was accounted for as a reverse merger, with Shuhai Skill (HK) and its subsidiaries being the accounting survivor. Accordingly, the historical financial statements presented are those of Shuhai Skill (HK).

As of October 27, 2015, the Company’s founder, Xingzhong Sun, had sold all of his shares of Common Stock in the Company to Zhixin Liu, one of the owners of Shuhai Skill (HK). The above transactions resulted in a change of control of the Company. Following the change of control, Zhixin Liu and her father, Fu Liu, owned approximately 85.45% of the outstanding shares of Common Stock. As of October 29, 2015, there were 11,000,000 (55,000,000 after the forward split) shares of Common Stock issued and outstanding, 9,400,000 (47,000,000 after the forward split) of which were beneficially owned by Zhixin Liu and Fu Liu.

After the reverse merger, the Company, through its wholly owned subsidiaries and VIE entities, is in the business of network security equipment supplier, micro marketing service provider (“ISP”), Internet access operator and big data integration operator in China.